Label	Element	Value
Schwab Select Large Cap Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated May 14, 2026, to the fund’s currently effective Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with these documents.

At a meeting held on February 26, 2026, the Board of Trustees of the Trust approved changing the fund’s name and revising the fund’s 80% investment policy. These changes, which are summarized below, are scheduled to be effective on or about July 28, 2026.

1. Summary Prospectus, Statutory Prospectus, and SAI: The fund’s name will change from Schwab Select Large Cap Growth Fund to Schwab Large Cap Growth Opportunities Fund.

2. Summary Prospectus and Statutory Prospectus — Under the “Principal Investment Strategies” section: The first paragraph will be deleted in its entirety and replaced with the following:

Under normal circumstances, the fund invests at least 80% of its net assets (including, for this purpose, and borrowing for investment purposes) in large cap growth equity securities of U.S. companies. For purposes of the Fund’s 80% policy, large cap growth equity securities are equity securities that (i) have a market capitalization of at least $3 billion at the time of investment; and (ii) are included in the Russell 1000® Growth Index, the fund’s comparative index. In addition, up to 20% of the fund’s net assets may be invested in foreign equity securities. Investments in equity securities include common stock and preferred stock. The fund may, but is not required to, use derivative instruments for risk management purposes or as part of the fund’s investment strategies.

Risk/Return [Heading]	oef_RiskReturnHeading	Schwab® Select Large Cap Growth Fund